Matthews Emerging Markets Sustainable Future Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 100.0%
	Shares	Value
China/Hong Kong: 34.5%
Meituan Class Ba,b,c	89,000	$1,782,219
Full Truck Alliance Co., Ltd. ADR	108,781	1,389,133
JD Health International, Inc.[a,b,c]	313,450	1,335,536
Legend Biotech Corp. ADR[b]	31,850	1,080,670
Contemporary Amperex Technology Co., Ltd. A Shares	14,800	515,217
Airtac International Group	16,000	400,452
Medlive Technology Co., Ltd.[a,c]	231,500	389,786
Zhihu, Inc. ADR[b]	81,982	350,063
Kanzhun, Ltd. ADR[b]	17,506	335,590
Flat Glass Group Co., Ltd. H Shares	245,000	333,162
Silergy Corp.	21,000	238,762
Hong Kong Exchanges & Clearing, Ltd.	4,600	203,858
Lam Research Corp.	2,727	198,253
Centre Testing International Group Co., Ltd. A Shares	78,000	138,539
Total China/Hong Kong		8,691,240

India: 25.9%
Bandhan Bank, Ltd.[a,c]	1,037,623	1,775,817
Indus Towers, Ltd.[b]	285,685	1,117,371
Shriram Finance, Ltd.	89,359	685,829
Mahindra & Mahindra, Ltd.	20,390	635,943
Inox Wind, Ltd.[b]	301,325	574,782
Phoenix Mills, Ltd.	28,461	547,193
Swiggy, Ltd.[b]	111,181	429,518
Marico, Ltd.	49,327	376,073
NTPC Green Energy, Ltd.[b]	233,592	274,962
UNO Minda, Ltd.	10,586	108,433
Total India		6,525,921

Taiwan: 12.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	1,178,526
Elite Material Co., Ltd.	35,000	574,505
Andes Technology Corp.[b]	41,000	392,064
Poya International Co., Ltd.	24,180	348,107
M31 Technology Corp.	19,800	347,070
AURAS Technology Co., Ltd.	12,000	191,552
Sporton International, Inc.	10,000	58,128
AP Memory Technology Corp.	3,000	22,724
Total Taiwan		3,112,676

Brazil: 6.6%
B3 SA - Brasil Bolsa Balcao	322,900	684,400
YDUQS Participacoes SA	317,700	640,098
NU Holdings, Ltd. Class Ab	17,837	182,651
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,700	154,933
Total Brazil		1,662,082

South Korea: 3.7%
Eugene Technology Co., Ltd.	14,693	380,671
Samsung SDI Co., Ltd.	2,735	350,117
Solus Advanced Materials Co., Ltd.	19,871	103,775
Ecopro BM Co., Ltd.[b]	1,046	68,336
Advanced Nano Products Co., Ltd.	649	25,299
Total South Korea		928,198

	Shares	Value

Poland: 3.3%
InPost SAb	30,820	$449,439
Jeronimo Martins SGPS SA	17,926	379,528
Total Poland		828,967

South Africa: 2.6%
Nedbank Group, Ltd.	47,288	661,424
Total South Africa		661,424

Indonesia: 1.8%
PT Bank Rakyat Indonesia Persero Tbk	1,902,500	465,285
Total Indonesia		465,285

Romania: 1.8%
Banca Transilvania SA	74,549	462,660
Total Romania		462,660

United States: 1.6%
Micron Technology, Inc.	4,498	390,831
Total United States		390,831

Jordan: 1.5%
Hikma Pharmaceuticals PLC	14,640	368,294
Total Jordan		368,294

Greece: 1.3%
Piraeus Financial Holdings SA	61,247	333,971
Total Greece		333,971

Turkey: 1.0%
Akbank TAS	187,966	258,724
Total Turkey		258,724

Philippines: 0.9%
Security Bank Corp.	194,430	237,835
Total Philippines		237,835

Saudi Arabia: 0.6%
Saudi Tadawul Group Holding Co.	2,595	141,127
Total Saudi Arabia		141,127

Chile: 0.5%
Aguas Andinas SA Class A	372,080	133,757
Total Chile		133,757

Vietnam: 0.1%
Nam Long Investment Corp.	12,200	16,355
Total Vietnam		16,355

TOTAL COMMON EQUITIES		25,219,347
(Cost $25,132,595)

Matthews Emerging Markets Sustainable Future Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 0.5%
	Shares	Value
South Korea: 0.5%
Samsung SDI Co., Ltd., Pfd.	1,649	$127,553
Total South Korea		127,553

TOTAL PREFERRED EQUITIES		127,553
(Cost $207,512)
SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	102,444	102,444
(Cost $102,444)

Total Investments: 100.9%		25,449,344
(Cost $25,442,551)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.9%)		(220,240)
Net Assets: 100.0%		$25,229,104

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $5,283,358, which is 20.94% of net assets.

b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).